FINANCIAL INSTRUMENTS - Disclosure of changes in liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 35,290	$ 17,530
Issuance of new warrants		11,832
Additions for new loans	4,660	8,504
Additions for new leases	613	1,678
Additions related to acquisitions		19,179
Repayments	(3,085)	(2,680)
Effective interest	1,429	1,347
Effect of exchange rate differences	(3,191)
Deconsolidation of Trichome	(18,160)
Other changes		(361)
Effect of changes in fair value	(6,014)	(21,739)
Liabilities arising from financing activities, ending balance	11,542	35,290
Short-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	9,894	0
Issuance of new warrants		0
Additions for new loans	4,660	8,504
Additions for new leases	0	0
Additions related to acquisitions		1,957
Repayments	0	(700)
Effective interest	0	0
Effect of exchange rate differences	(1,135)
Deconsolidation of Trichome	(3,774)
Other changes		133
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	9,645	9,894
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	19,374	990
Issuance of new warrants		0
Additions for new loans	0	0
Additions for new leases	613	1,678
Additions related to acquisitions		17,222
Repayments	(3,085)	(1,980)
Effective interest	1,429	1,347
Effect of exchange rate differences	(2,056)
Deconsolidation of Trichome	(14,386)
Other changes		117
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	1,889	19,374
Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	6,022	16,540
Issuance of new warrants		11,832
Additions for new loans	0	0
Additions for new leases	0	0
Additions related to acquisitions		0
Repayments	0	0
Effective interest	0	0
Effect of exchange rate differences	0
Deconsolidation of Trichome	0
Other changes		(611)
Effect of changes in fair value	(6,014)	(21,739)
Liabilities arising from financing activities, ending balance	$ 8	$ 6,022